Loan to a third party (Details narrative) - USD ($)	6 Months Ended		36 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Oct. 30, 2028
Loan to a third party	$ 3,842,464	$ 0
Interest rate per annum	4.50%
Loan to a third party outstanding amount	$ 2,598,033
Repayment of loan to a third party	$ 1,244,431	$ 0
Scenario Forecast [Member]
Loan to a third party			$ 10,000,000
Interest rate per annum			2.00%